SHAREHOLDERS EQUITY (Stock Option Plans) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended				76 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2014 RSUs [Member]	Dec. 31, 2013 RSUs [Member]	Dec. 31, 2013 RSUs [Member] Board of Directors [Member]	Dec. 31, 2012 RSUs [Member] Board of Directors [Member]	Dec. 31, 2013 RSUs [Member] Certain Employees [Member]	Dec. 31, 2012 RSUs [Member] Certain Employees [Member]	Dec. 31, 2014 Stock Options [Member]	Oct. 31, 2012 The 2003 Plan [Member] Stock Options [Member]	Dec. 31, 2014 The 2003 Plan [Member] Stock Options [Member]	Jul. 31, 2006 The 2003 Plan [Member] Stock Options [Member]	Nov. 12, 2006 The 2006 Plan [Member] ILS	Dec. 31, 2014 The 2006 Plan [Member]
Stockholders' Equity [Line Items]
Shares available for future grants															5,363		511,777
Number of shares outstanding	1,104,409				713,219									50
Additional shares reserved for option plan													903,739			900,000
Common stock, par value per share				0.6	0.6											0.6
Shares authorized																	1,803,739
Vesting period												4 years
Expiration period												10 years
Shares granted during the period						67,000		40,000	30,000	3,000	50,000
Shares vested during period						43,000	75,000
Shares cancelled during the period							5,000
Granted, weighted-average grant date fair value	$ 2.62	$ 2.46	$ 4.62
Unrecognized compensation cost	$ 2,421
Unrecognized compensation cost, recognition period	1 year 7 months 13 days